Debt Instruments - FV through profit or loss (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Financial assets
Financial assets	$ 1,616,873	$ 1,773,414
Debt instruments
Financial assets
Financial assets	$ 513,568	$ 573,046
Federal Mexican Government Development Bonds in UDIS (UDIBONDS)
Financial assets
UDI equivalent (in pesos)	7.10823	6.60559
US Government Treasury Bills (T-BILLS) | UNITED STATES
Financial assets
Financial assets	$ 113,155	$ 91,976
US Government Treasury Notes (T-NOTES) | UNITED STATES
Financial assets
Financial assets	27,056	3,430
Financial assets at fair value through profit or loss category | Debt instruments
Financial assets
Financial assets	110,975	206,272
Financial assets at fair value through profit or loss category | Federal Treasury Securities (CETES)
Financial assets
Financial assets	10,311	81,017
Financial assets at fair value through profit or loss category | United Mexican States Bonds (UMS)
Financial assets
Financial assets	168	141
Financial assets at fair value through profit or loss category | Federal Mexican Government Development Bonds (BONDS)
Financial assets
Financial assets	26,132	22,345
Financial assets at fair value through profit or loss category | M and M10 Mexican Government Bonds (M Bonds)
Financial assets
Financial assets	16,652	51,313
Financial assets at fair value through profit or loss category | Mexican Bank Saving Protection Bonds (BPATs)
Financial assets
Financial assets	14,161	22,623
Financial assets at fair value through profit or loss category | Federal Mexican Government Development Bonds in UDIS (UDIBONDS)
Financial assets
Financial assets	8,232	4,469
Financial assets at fair value through profit or loss category | US Government Treasury Bills (T-BILLS) | UNITED STATES
Financial assets
Financial assets	13,328	12,342
Financial assets at fair value through profit or loss category | US Government Treasury Notes (T-NOTES) | UNITED STATES
Financial assets
Financial assets	11,495	3,430
Financial assets at fair value through profit or loss category | Debt securities, Other than government debt securities
Financial assets
Financial assets	$ 10,496	$ 8,592